CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 22,682	$ 20,264
Other comprehensive income (loss):
Currency translation adjustment, gross	(393)	9,411
Tax (expense) benefit	138	(3,180)
Comprehensive income	$ 22,427	$ 26,495